Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value of Convertible Debt) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	$ 246,612	$ 1,025,944
Settlement of conversion features and warrants			$ 301,575
Ending balance	1,276,312	246,612	1,025,944
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Beginning balance	246,612	1,025,944
Convertible Securities at inception	2,000	2,027,000	1,238,359
Settlement of conversion features and warrants		(152,374)	(301,613)
Realized	(5,300)	(240,903)	(83,487)
Unrealized	1,033,000	(2,413,055)	172,685
Ending balance	$ 1,276,312	$ 246,612	$ 1,025,944